LKCM Equity Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Banks - 4.2%
Bank of America Corp.	180,000	$7,511,400
JPMorgan Chase & Co.	50,000	12,265,000
		19,776,400

Beverages - 2.5%
Coca-Cola Co.	95,000	6,803,900
Keurig Dr Pepper, Inc.	150,000	5,133,000
		11,936,900

Biotechnology - 1.8%
Amgen, Inc.	28,000	8,723,400

Broadline Retail - 1.5%
Amazon.com, Inc. (a)	38,000	7,229,880

Capital Markets - 1.1%
S&P Global, Inc.	10,000	5,081,000

Chemicals - 5.1%
Ecolab, Inc.	55,000	13,943,600
Linde PLC	22,000	10,244,080
		24,187,680

Commercial Services & Supplies - 6.5%
Cintas Corp.	64,000	13,153,920
Waste Connections, Inc.	90,000	17,567,100
		30,721,020

Construction & Engineering - 3.0%
Fluor Corp. (a)	125,000	4,477,500
Valmont Industries, Inc.	35,000	9,987,950
		14,465,450

Construction Materials - 1.8%
Martin Marietta Materials, Inc.	18,000	8,606,340

Electrical Equipment - 2.7%
Emerson Electric Co.	75,000	8,223,000
Generac Holdings, Inc. (a)	35,000	4,432,750
		12,655,750

Electronic Equipment, Instruments & Components - 5.0%
Teledyne Technologies, Inc. (a)	25,000	12,442,750
Trimble, Inc. (a)	170,000	11,160,500
		23,603,250

Financial Services - 1.7%
Mastercard, Inc. - Class A	15,000	8,221,800

Ground Transportation - 1.2%
Union Pacific Corp.	24,000	5,669,760

Health Care Equipment & Supplies - 3.6%
Alcon AG	60,000	5,695,800
Neogen Corp. (a)	450,000	3,901,500
Stryker Corp.	20,000	7,445,000
		17,042,300

Household Durables - 0.7%
Newell Brands, Inc.	500,000	3,100,000

Household Products - 2.6%
Kimberly-Clark Corp.	50,000	7,111,000
Procter & Gamble Co.	30,000	5,112,600
		12,223,600

Interactive Media & Services - 3.6%
Alphabet, Inc. - Class A	110,000	17,010,400

Life Sciences Tools & Services - 2.8%
Danaher Corp.	32,750	6,713,750
Thermo Fisher Scientific, Inc.	13,000	6,468,800
		13,182,550

Machinery - 6.8%
Chart Industries, Inc. (a)	40,000	5,774,400
Franklin Electric Co., Inc.	85,000	7,979,800
IDEX Corp.	30,000	5,429,100
Toro Co.	80,000	5,820,000
Xylem, Inc./NY	60,000	7,167,600
		32,170,900

Marine Transportation - 1.6%
Kirby Corp. (a)	75,000	7,575,750

Metals & Mining - 0.9%
Wheaton Precious Metals Corp.	55,000	4,269,650

Oil, Gas & Consumable Fuels - 7.4%
Cameco Corp.	90,000	3,704,400
Chevron Corp.	42,500	7,109,825
ConocoPhillips Co.	100,000	10,502,000
Coterra Energy, Inc.	384,000	11,097,600
Kimbell Royalty Partners LP	180,000	2,520,000
		34,933,825

Pharmaceuticals - 4.3%
Merck & Co., Inc.	80,000	7,180,800
Pfizer Inc.	220,000	5,574,800
Zoetis, Inc.	47,000	7,738,550
		20,494,150

Semiconductors & Semiconductor Equipment - 3.4%
NVIDIA Corp.	150,000	16,257,000

Software - 9.9%
Microsoft Corp.	80,000	30,031,200
Oracle Corp.	120,000	16,777,200
		46,808,400

Specialty Retail - 5.3%
Academy Sports & Outdoors, Inc.	90,000	4,104,900
O'Reilly Automotive, Inc. (a)	8,000	11,460,640
The Home Depot, Inc.	26,500	9,711,985
		25,277,525

Technology Hardware, Storage & Peripherals - 4.5%
Apple Inc.	96,000	21,324,480

Trading Companies & Distributors - 1.6%
FTAI Aviation Ltd.	70,000	7,772,100
TOTAL COMMON STOCKS (Cost $232,575,236)		460,321,260

SHORT-TERM INVESTMENTS - 3.0%		Value
Money Market Funds - 3.0%	Shares
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 4.29% (b)	14,162,869	14,162,869
TOTAL SHORT-TERM INVESTMENTS (Cost $14,162,869)		14,162,869

TOTAL INVESTMENTS - 100.1% (Cost $246,738,105)		474,484,129
Liabilities in Excess of Other Assets - (0.1)%		(639,814)
TOTAL NET ASSETS - 100.0%		$473,844,315
two		–%
Percentages are stated as a percent of net assets.		–%

LP - Limited Partnership
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”), which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Fair Value Measurement Summary at March 31, 2025 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued by the Adviser in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a security must be fair valued. In many cases, fixed-income and foreign securities are not considered to have a “readily available market quotation” under the Valuation Rule. Accordingly, such securities typically are fair valued. The Valuation Rule permits the Fund’s board to designate the Fund’s investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2024, the Fund’s assets carried at fair value were classified as follows:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$460,321,260	$–	$–	$460,321,260
Short-Term Investments	14,162,869	–	–	14,162,869
Total Investments*	$474,484,129	$–	$–	$474,484,129

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

LKCM Equity Fund
Sector Classification
March 31, 2025 (Unaudited)
Sector:	% of Net Assets
Industrials	23.4%
Information Technology	22.8%
Health Care	12.5%
Materials	7.8%
Consumer Discretionary	7.5%
Energy	7.4%
Financials	7.0%
Consumer Staples	5.1%
Communication Services	3.6%
Cash & Others	2.9%
100.0%